INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule Of Loss Before Taxes	c.Loss (income) before taxes is comprised as follows:
	Year ended December 31,
	2021	2020	2019

Domestic (Israel)	$34,619	$30,010	$28,799
Foreign	(416)	(312)	(740)

	$34,203	$29,698	$28,059

Summary Of Deferred Tax Assets And Liabilities

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company and Compugen USA, Inc.’s deferred tax assets are comprised of operating loss carryforward and other temporary differences. Significant components of the Company and Compugen USA, Inc. deferred tax assets are as follows:

	December 31,
	2021	2020

Operating loss carryforward	$86,068	$80,134
Research and development	9,773	9,001
Accrued social benefits and other	2,801	2,389
Right of use assets	(520)	(651)
Lease liabilities	636	742
Property and equipment	2	2
Deferred tax asset before valuation allowance	98,760	91,617
Valuation allowance	(98,760)	(91,617)

Net deferred tax asset	$-	$-